Trade Receivables, Net (Details) - Schedule of movements in allowance for ECLs - Trade receivables [member] - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Trade Receivables, Net (Details) - Schedule of movements in allowance for ECLs [Line Items]
At the beginning of the year	¥ (5,672)	¥ (10,818)
Impairment losses, net	(8,836)	(18,653)
Amount written off as uncollectible	7,086	23,799
At the end of the year/period	¥ (7,422)	¥ (5,672)